Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated December 29, 2022 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 29, 2022, as supplemented
Change in Portfolio Managers
Effective January 1, 2023, Riad Abrahams is added as a portfolio manager of the Fund and Raymond Chan and Robert Jordan will no longer serve as portfolio managers of the Fund. The other existing portfolio managers will continue to serve as portfolio managers of the Fund. In connection with these changes, effective January 1, 2023, all references to the Fund’s portfolio managers in the Fund’s Prospectus are amended to include Mr. Abrahams and remove Messrs. Chan and Jordan, as described below.
Effective January 1, 2023, the list of portfolio managers of the Fund in the “Management of the Fund—Portfolio Managers” section of the Prospectus is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Riad Abrahams	2023	Senior Managing Director, Blackstone (Hedge Fund Solutions)
David Ben‑Ur	2022	Senior Managing Director, Blackstone (Hedge Fund Solutions)
Max Jaffe	2021	Managing Director, Blackstone (Hedge Fund Solutions)
Ian Morris	2016	Senior Managing Director, Blackstone (Hedge Fund Solutions)
Alberto Santulin	2014	Managing Director, Blackstone (Hedge Fund Solutions)
Winfield Sickles	2022	Managing Director, Blackstone (Hedge Fund Solutions)
Stephen Sullens	2014	Senior Managing Director, Blackstone (Hedge Fund Solutions)
Effective January 1, 2023, the list of portfolio managers of the Fund in the “More on Fund Management—Portfolio Managers” section of the Prospectus is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title and Recent Biography
Riad Abrahams	2023	2022 – Present: Senior Managing Director, Blackstone (Hedge Fund Solutions) 2009 – 2022: Senior Managing Director, Chief Strategist and Head of Quantitative Investing, Maverick Capital, Ltd.

David Ben‑Ur	2022	January 2022 – Present: Senior Managing Director, Blackstone (Hedge Fund Solutions) 2012-2021: Chief Investment Officer, CAM Capital

Max Jaffe	2021
January 2023 – Present: Managing Director, Blackstone
(Hedge Fund Solutions)
2021 – 2022: Principal, Blackstone (Hedge Fund Solutions)
2019 – 2020: Vice President, Blackstone (Hedge Fund Solutions)
2016 – 2018: Associate, Blackstone (Hedge Fund Solutions)

Ian Morris	2016	2016 – Present: Senior Managing Director, Blackstone (Hedge Fund Solutions)

Alberto Santulin	2014	2005 – Present: Managing Director, Blackstone (Hedge Fund Solutions)

Winfield Sickles	2022	2022 – Present: Managing Director, Blackstone (Hedge Fund Solutions) 2017 – 2021: Managing Director, Deutsche Bank 2015 – 2017: Portfolio Manager, Tiger Management

Stephen Sullens	2014	2006 – Present: Senior Managing Director, Blackstone (Hedge Fund Solutions)

Addition of Sub‑Adviser
Pursuant to action taken by the Board of Trustees of the Fund, Melqart Asset Management (UK) Limited will serve as a discretionary sub‑adviser to the Fund.
Effective immediately, the Fund’s Prospectus is revised as follows:
The list of sub‑advisers to the Fund in the “Fund Summary—Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy
Aperture Investors, LLC	Equity Hedge Strategies
Bayforest Capital Limited	Multi-Strategy Strategies
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Caspian Capital LP	Event-Driven Strategies
Clear Sky Advisers, LLC	Macro Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Asset Management Limited	Macro Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
Fir Tree Capital Management LP	Relative Value Strategies
HealthCor Management, L.P.	Equity Hedge Strategies
Jasper Capital Hong Kong Limited	Equity Hedge Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Mariner Investment Group, LLC	Relative Value Strategies
Melqart Asset Management (UK) Limited	Macro Strategies
Mesarete Capital LLP	Relative Value Strategies
Nephila Capital Ltd.	Event-Driven Strategies
North Reef Capital Management LP	Equity Hedge Strategies
Sage Rock Capital Management LP	Event-Driven Strategies
Seiga Asset Management Limited	Equity Hedge Strategies
Seven Grand Managers, LLC	Equity Hedge Strategies
TrailStone Commodity Trading US, LLC	Macro Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies
The list of sub‑advisers to the Fund in the “Fund Summary—Management of the Fund” section in the Prospectus is deleted in its entirety and replaced with the following:
Discretionary Sub‑Advisers:
Aperture Investors, LLC
Bayforest Capital Limited
Bayview Asset Management, LLC
Blackstone Liquid Credit Strategies LLC
Blackstone Real Estate Special Situations Advisors L.L.C.
Caspian Capital LP
Clear Sky Advisers, LLC
D. E. Shaw Investment Management, L.L.C.
Emso Asset Management Limited
Endeavour Capital Advisors Inc.
Fir Tree Capital Management LP
HealthCor Management, L.P.
Jasper Capital Hong Kong Limited

Magnetar Asset Management LLC
Mariner Investment Group, LLC
Melqart Asset Management (UK) Limited
Mesarete Capital LLP
Nephila Capital Ltd.
North Reef Capital Management LP
Sage Rock Capital Management LP
Seiga Asset Management Limited
Seven Grand Managers, LLC
TrailStone Commodity Trading US, LLC
Two Sigma Advisers, LP
Waterfall Asset Management, LLC
The list of sub‑advisers to the Fund in the “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section in the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy	Principal Sub‑Strategy
Aperture Investors, LLC	Equity Hedge Strategies	Equity Long/Short
Bayforest Capital Limited	Multi-Strategy Strategies	N/A
Bayview Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies	Fixed Income – Asset Backed
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies	Fixed Income – Asset Backed
Caspian Capital LP	Event-Driven Strategies	Distressed/Restructuring
Clear Sky Advisers, LLC	Macro Strategies	Commodity – Energy
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies	N/A
Emso Asset Management Limited	Macro Strategies	Discretionary Thematic
Endeavour Capital Advisors Inc.	Equity Hedge Strategies	Equity Long/Short
Fir Tree Capital Management LP	Relative Value Strategies	Fixed Income – Corporate
HealthCor Management, L.P.	Equity Hedge Strategies	Equity Long/Short
Jasper Capital Hong Kong Limited	Equity Hedge Strategies	Quantitative Directional
Magnetar Asset Management LLC	Event-Driven Strategies	Risk Arbitrage Strategies
Mariner Investment Group, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Melqart Asset Management (UK) Limited	Macro Strategies	Discretionary Thematic
Mesarete Capital LLP	Relative Value Strategies	Fixed Income – Sovereign
Nephila Capital Ltd.	Event-Driven Strategies	Reinsurance
North Reef Capital Management LP	Equity Hedge Strategies	Equity Long/Short
Sage Rock Capital Management LP	Event-Driven Strategies	Event-Driven Multi-Strategy
Seiga Asset Management Limited	Equity Hedge Strategies	Equity Long/Short
Seven Grand Managers, LLC	Equity Hedge Strategies	Equity Long/Short
TrailStone Commodity Trading US, LLC	Macro Strategies	Commodity – Energy
Two Sigma Advisers, LP	Equity Hedge Strategies	Equity Market Neutral
Waterfall Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
The following disclosure is added to the “More on Fund Management—Adviser and Sub‑Advisers—Sub‑Advisers” section in the Prospectus:

•
Melqart Asset Management (UK) Limited (“Melqart”), located at 5 St. James’s Square, London, SW1Y 4JU, United Kingdom, is an investment adviser registered with the SEC and is authorised and regulated by the Financial Conduct Authority. Melqart may manage a portion of the Cayman Subsidiary’s assets using Macro Strategies. Founded in 2015, Melqart has approximately $1.5 billion in assets under management as of October 31, 2022.

Shareholders should retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated December 29, 2022 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Statement of Additional Information, dated July 29, 2022, as supplemented

Change in Portfolio Managers

Effective January 1, 2023, Riad Abrahams is added as a portfolio manager of the Fund and Raymond Chan and Robert Jordan will no longer serve as portfolio managers of the Fund. The other existing portfolio managers will continue to serve as portfolio managers of the Fund. In connection with these changes, effective January 1, 2023, all references to the Fund’s portfolio managers in the Fund’s Statement of Additional Information are amended to include Mr. Abrahams and remove Messrs. Chan and Jordan, as described below.

Effective January 1, 2023, the table in the “Management—Other Accounts Managed by Portfolio Managers” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed[1]	Number of Accounts for which Advisory Fee is Performance Based	Assets Managed for which Advisory Fee is Performance Based[1]
Riad Abrahams[2]	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
David Ben-Ur	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	134	$70.9 billion	78	$34.1 billion
	Other Accounts	0	$0	0	$0
Max Jaffe	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	2	$1.2 billion	2	$1.2 billion
	Other Accounts	0	$0	0	$0
Ian Morris	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	174	$92.5 billion	95	$37.9 billion
	Other Accounts	0	$0	0	$0
Alberto Santulin	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	2	$1.2 billion	2	$1.2 billion
	Other Accounts	0	$0	0	$0
Winfield Sickles[3]	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
Stephen Sullens	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	183	$95.7 billion	103	$39.3 billion
	Other Accounts	0	$0	0	$0

[1]	For the purposes of this chart, Assets Managed is calculated using Regulatory Assets Under Management.
[2]	Information for Mr. Abrahams, who became a portfolio manager as of January 1, 2023, is as of November 30, 2022.
[3]	Information for Mr. Sickles, who became a portfolio manager as of July 2022, is as of June 30, 2022.

The table in the “Management—Securities Ownership of Portfolio Managers” section of the Statement of the Additional Information is deleted in its entirety and replaced with the following:

Portfolio Manager	Dollar Range of Shares Held in BAMSF
Riad Abrahams[1]	None
David Ben-Ur	None
Max Jaffe	over $100,000
Ian Morris	None
Alberto Santulin	None
Winfield Sickles[2]	None
Stephen Sullens	$10,001-$50,000

[1]	Information for Mr. Abrahams, who became a portfolio manager as of January 1, 2023, is as of November 30, 2022.
[2]	Information for Mr. Sickles, who became a portfolio manager as of July 2022, is as of June 30, 2022.

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees of the Fund, Melqart Asset Management (UK) Limited will serve as a discretionary sub-adviser to the Fund.

Effective immediately, the following disclosure is added to the section “Investment Management and Other Services—The Sub-Advisers” in the Statement of Additional Information:

•	Melqart Asset Management (UK) Limited (“Melqart”). The principal owner of Melqart is Michel Massoud.

Sub-Adviser Proxy Voting Policy

Effective immediately, the following disclosure is added to Appendix A to the Statement of Additional Information:

Summary of Proxy Voting Policy for Melqart Asset Management (UK) Limited

Policy

Melqart Asset Management (UK) Limited (“Melqart”) is required under AIFMD to adopt strategies for the exercise of voting rights.

Under Rule 206(4)-6 of the Advisers Act, proxies are assets of the Fund that must be voted with diligence, care, and loyalty. The duty of care requires an adviser with proxy voting authority to monitor and vote the proxies.

Rule 206(4)-6 under the Advisers Act requires each registered investment adviser that exercises proxy voting authority with respect to client securities to:

•

Adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes client securities in the clients’ best interests. Such policies and procedures must address the manner in which the adviser will resolve material conflicts of interest that can arise during the proxy voting process;

•	Disclose to clients how they may obtain information from the adviser about how the adviser voted with respect to their securities; and
•	Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures.

This Policy has been designed to ensure that Melqart votes in the best interests of its clients.

Melqart’s Proxy Voting Policy:

•	Provides how the Firm addresses material conflicts that may arise between its interests and those of its clients;
•	Discloses to its clients how they may obtain information from the Firm about how it voted the securities on behalf of clients;
•	Describes to its clients the Firm’s proxy voting policies and procedures; and
•	Describes how clients may obtain a copy of the Proxy Voting Policy.

To the extent that a client has delegated to Melqart the authority to vote proxies relating to equity securities, the Firm expects to fulfill its fiduciary obligation to the client by monitoring events concerning the issuer of the security and then voting the proxies in a manner that is consistent with the best interests of that client and that does not subordinate the client’s interests to its own.

Many proxy voting matters that are routinely presented year after year are non-controversial, such as the retention of a company’s outside auditors. On the other hand, over time the major controversies in voting proxies have related to corporate governance matters (e.g., changes in the state of incorporation and provisions on mergers and other corporate restructurings), anti-takeover provisions (e.g., staggered board terms, ‘poison pills’, and supermajority provisions), stock option plans and other management remuneration issues and social and corporate responsibility issues.

Melqart carefully considers all aspects of the issues presented by a proxy matter and depending upon the client requirements, may vote differently for different clients on the same proxy issue. For example, one client may have specific policies on a particular proxy issue that may lead the Firm to cast a ‘no’ vote, while the policies of another client on that same issue may lead the Firm to cast a ‘yes’ vote.

Melqart has established effective strategies for determining when and how any voting rights held in client portfolios are to be exercised, to the exclusive benefit of the portfolio and its underlying investors. The strategy includes measures and procedures for:

•	Monitoring relevant corporate actions;
•	Ensuring that the exercise of voting rights is in accordance with the investment objectives and policy of the relevant portfolio; and
•	Preventing or managing any conflicts of interest arising from the exercise of voting rights.

General Proxy Voting Policies Followed by Melqart

Absent special client circumstances or specific policies or instructions received from clients, Melqart will vote as follows on the issues listed below:

•

Vote for stock option plans and other incentive compensation plans that give both senior management and other employees an opportunity to share in the success of the issuer. However, consideration may be given to the amount of shareholder dilution, and any performance hurdles that must be met.

•	Vote for programs that permit an issuer to repurchase its own stock.
•	Vote for proposals that support board independence (e.g., declassification of directors, or requiring a majority of outside directors).
•	Vote against management proposals to make takeovers more difficult (e.g., ‘poison pill’ provisions, or supermajority votes).
•	Vote for management proposals on the retention of outside auditors. Consideration may be given to the non-audit fees paid to the outside auditor.
•	Vote for management-endorsed director candidates, absent any special circumstances.
•

With respect to the wide variety of social and corporate responsibility issues that are presented, the Firm’s general policy is to take a position in favour of policies that are designed to advance the economic value of the issuing company.

Except in rare instances, abstention is not an acceptable position and votes will be cast either for or against all issues presented. If unusual or controversial issues are presented that are not covered by the general proxy voting policies described above, or if circumstances exist which suggest that it may be appropriate to vote against a general proxy voting policy, the Proxy Voting Committee shall determine the manner of voting the proxy in question. However, many countries have ‘proxy blocking’ regulations, which prohibit the sale of shares from the date that the vote is filed until the shareholder meeting. A fund would be unable to sell its shares if a negative news event occurred during this time, thus harming its investors. Melqart reserves the right to decline to vote proxies for stocks affected by proxy blocking regulations.

Conflicts of Interest

In the management of its Managed Accounts, the Firm may purchase for one client’s portfolio securities that have been issued by another client. Melqart does not have a policy against such investments because such a prohibition would unnecessarily limit investment opportunities. In that case, however, a conflict of interest may exist between the interests of the client for whose account the security was purchased and the interests of the Firm. For example, Melqart may manage corporate cash for Company X whose management is soliciting proxies. The Firm has purchased Company X’s securities for the account of Company Y, another of the Firm’s clients. Moreover, Company Y’s policies would suggest Melqart should vote against the position put forward by Company X’s management.

However, voting against Company X management may harm the Firm’s relationship with Company X’s management. Thus, Melqart may have an incentive to vote with the management of Company X, and hence has a conflict of interest.

To ensure that proxy votes are voted in a client’s best interest and unaffected by any conflict of interest that may exist, Melqart will vote on a proxy question that presents a material conflict of interest between the interests of a client and the interests of the Firm.

If one of the Firm’s general proxy voting policies described above applies to the proxy issue in question, Melqart will vote the proxy in accordance with that policy. This assumes, of course, that the policy in question furthers the interests of the client and not of the Firm.

However, if the general proxy voting policy does not further the interests of the client, Melqart will seek specific instructions from the client.

Procedure

Melqart shall ensure that it is the designated party to receive proxy voting materials.

The Operations Team shall receive all proxy voting materials and shall be responsible for coordinating with the analyst responsible for the security and ensuring that proxies are voted and submitted in a timely manner.

In addition to discussions with analysts, a member of the Operations Team shall review Melqart’s lists of directorships and investor relationships to help in determining whether any conflicts of interests exist.

If a potential material conflict is identified, Melqart will determine whether voting in accordance with the voting guidelines and factors is in the best interests of the AIF and its investors. Melqart will also determine whether it is appropriate to disclose the conflict to the affected client and give the AIFs (and/or its underlying investors) the opportunity to exercise these voting rights themselves.

Provided that no material conflicts of interests are identified, Melqart shall vote proxies, or abstain from voting, according to this policy.

If a material conflict of interest is identified, a member of the Operations Team shall notify the above-mentioned individuals to determine how such proxy will be voted.

A member of the Compliance Team shall keep a record of all proxy votes and other relevant details and will ensure that actual proxy voting practices are consistent with this Policy.

The following information must be kept in relation to each vote:

•	The issuer’s name;
•	The security’s ticker symbol or CUSIP, as applicable;
•	The number of shares that Melqart voted;
•	A brief identification of the matter voted on;
•	How Melqart cast its vote (for the proposal, against the proposal, or abstain);
•	The rational for that decision; and
•	The analyst’s name that made the above decision.

Compliance Review

Melqart uses a third party service provider to cast the majority of votes on proxy voting elections. On a monthly basis, the Proxy Voting Record is acquired from the platform and saved on Melqart’s servers for bookkeeping & compliance purposes. This Record holds all the information mentioned above expect the rational and the analysts who made the decision on the election. Those can be found on the exchange of emails between the Research Team and the Operations Team which are also kept on file for record keeping and compliance purposes.

For any other proxy voting elections, email correspondence between the Operations Team, the Investment Team, and the alternate proxy voting platform (e.g., broker) will be kept as emails on Melqart servers for record keeping and compliance purposes.

Once per year, the Compliance Team will:

•	Review the Firm’s voting record and confirm that a random sample of proxy questions were voted according to the approved policy; and
•	Review any material conflicts that have been documented and determine independently whether the conflict was resolved in favour of the client’s interests.

Paragraph (c)(ii) of Rule 204-2 under the Advisers Act requires Melqart to maintain certain records associated with its proxy voting policies and procedures. The Compliance Team ensures that Melqart complies with all applicable recordkeeping requirements associated with proxy voting.

Corporate Actions

The Rule is silent on these and not explicitly referred to in the policy. However, Melqart in recognition of its fiduciary responsibilities to its clients will exercise its discretion to review certain Corporate Actions that may impact its clients or the Firm.

Shareholders should retain this Supplement for future reference.